Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Detailed Information on Loans and Borrowings

						Carrying value, including accrued interest
Description	Currency	Security	Time to Maturity (Months)	Coupon rate	Principal to be repaid	December 31, 2022	December 31, 2021
Senior Note	USD	Unsecured	85	6.50%	$400,000	$402,453	$—
Senior credit facility	USD	Secured	30	LIBOR plus 2.25% - 4.25%	—	—	48,303
Equipment finance loans	USD	Secured	2 - 46	5.00% - 7.95%	10,237	10,322	5,805
Equipment finance loans	EUR	Secured	38 - 42	5.25%	1,369	1,372	2,005
Equipment finance loans	BRL	Unsecured	26	13.89% - 15.12%	867	947	—
Bank loan (MCSA)	BRL	Unsecured	47	CDI + 0.50%	2,947	2,963	3,137
Total					$415,420	$418,057	$59,250

Current portion						$15,703	$4,344
Non-current portion						$402,354	$54,906

The movements in loans and borrowings are comprised of the following:

	Year ended December 31, 2022	Year ended December 31, 2021
Balance, beginning of year	$59,250	$168,102
Proceeds from issuance of Senior Notes, net	392,006	—
Proceeds from new equipment finance loans	9,489	4,826
Proceeds from new lines of credit	—	645
Principal and interest payments	(71,033)	(117,404)
Interest costs, including interest capitalized	26,666	5,177
Loss on debt modification	1,351	—
Foreign exchange	328	(2,096)
Balance, end of year	$418,057	$59,250

Repayments of the Principal Portion of Loans and Borrowings	The table below shows the Company's maturity of non-derivative financial liabilities on December 31, 2022:

Non-derivative financial liabilities	Carrying value	Contractual cash flows	Up to 12 months	1 - 2 years	3 - 5 years	More than 5 years
Loans and borrowings (including interest)	$418,057	$612,040	$33,366	$31,112	$82,562	$465,000
Accounts payable and accrued liabilities	84,603	84,603	84,603	—	—	—
Other non-current liabilities	4,618	15,632	—	6,295	8,768	569
Leases	10,963	10,963	9,390	667	628	—
Total	$518,241	$723,238	$127,359	$38,074	$91,958	$465,569